Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Loss Per Share
Net loss	$ (35,037)	$ (6,354)
Non-controlling interest	(680)	(614)
Net loss for the period attributable to owners of the Company	$ (35,717)	$ (6,968)
Weighted average number of common shares - basic	42,431,689	15,267,032
Weighted average number of common shares - diluted	42,431,689	15,267,032
Basic income (loss) per share	$ (0.84)	$ (0.46)
Dilutive income (loss) per share	$ (0.84)	$ (0.46)